FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of financial liabilities

	December 31, 2021
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Notes	$5,764.0	$5,808.3	$—	$5,808.3	$—
Amortizing Notes	70.4	70.4	70.4	—	—

	December 31, 2020
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Notes	$4,272.6	$4,454.3	$—	$4,454.3	$—
Amortizing Notes	123.4	126.8	—	126.8	—

Breakdown of trade receivables aging

The following is a breakdown of the trade receivables aging. It does not include holdbacks or unbilled revenue as they are made up of amounts to be received at the end of specific long term contracts.

	December 31, 2021	December 31, 2020
0-60 days	$708.6	$543.8
61-90 days	59.8	47.3
91+ days	96.9	77.7
	$865.3	$668.8